Income Taxes (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Prepaid federal income taxes	$ 39,700,000
Prepaid state income taxes	1,700,000	700,000
Prepaid income taxes	41,397,000	717,000
Accrued federal income taxes		$ 2,000,000